Share Option and Warrant Reserves (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Option And Warrant Reserves
Exploration and evaluation costs	$ 528	$ 335
Fees, salaries and other employee benefits	2,002	2,212
Recognized in net loss from continuing operations	2,530	2,547
Recognized in net loss from discontinued operations	239	853
Total share-based compensation expense	$ 2,769	$ 3,400